Derivatives (Earned Income On Derivatives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	$ 495	$ 384	$ 308
Derivatives Designated as Hedging Instruments | Net investment income
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	19	11	4
Derivatives Designated as Hedging Instruments | Interest credited to policyholder account balances
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	0	(2)	(1)
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Net derivative gains (losses)
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	460	361	273
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Policyholder benefits and claims
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	$ 16	$ 14	$ 32